NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Received SEC
SEP 15 2008
Washington, DC 20549

Gary Sundick
Vice President
Listing Qualifications

[redacted]

08060172

CERTNAS
001-06720

By Facsimile and First Class Mail

September 15, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 15, 2008, The Nasdaq Stock Market (the "Exchange") received from A.T. Cross Company (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A Common Stock $1.00 Par Value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
OCT 10 2008
THOMSON REUTERS

END